iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  3 .4%
Amicus Therapeutics, Inc.
(a)
................... 353,127 $ 4,435,275
Catalyst Pharmaceuticals, Inc.
(a) (b)
............... 135,938 1,827,007
Ironwood Pharmaceuticals, Inc. , Class A
(a)
......... 188,435 2,004,949
Madrigal Pharmaceuticals, Inc.
(a)
............... 18,105 4,182,255
Vanda Pharmaceuticals, Inc.
(a)
................. 80,092 527,806
12,977,292
a
Pharmaceuticals  —  96 .3%
Aclaris Therapeutics, Inc.
(a)
................... 75,879 786,865
Amphastar Pharmaceuticals, Inc.
(a)
.............. 52,499 3,017,117
Amylyx Pharmaceuticals, Inc.
(a) (b)
............... 56,196 1,212,148
Arvinas, Inc.
(a)
............................ 67,750 1,681,555
Atea Pharmaceuticals, Inc.
(a)
.................. 105,815 395,748
Axsome Therapeutics, Inc.
(a)
.................. 51,906 3,729,965
Bristol-Myers Squibb Co. ..................... 252,525 16,148,974
Cassava Sciences, Inc.
(a) (b)
................... 54,716 1,341,636
Catalent, Inc.
(a) (b)
.......................... 251,092 10,887,349
Collegium Pharmaceutical, Inc.
(a)
............... 48,235 1,036,570
Corcept Therapeutics, Inc.
(a) (b)
................. 126,047 2,804,546
DICE Therapeutics, Inc.
(a)
.................... 47,250 2,195,235
Elanco Animal Health, Inc.
(a)
................... 645,536 6,494,092
Eli Lilly & Co. ............................ 188,538 88,420,551
Harmony Biosciences Holdings, Inc.
(a)
............ 41,796 1,470,801
Innoviva, Inc.
(a)
........................... 82,196 1,046,355
Intra-Cellular Therapies, Inc.
(a)
................. 124,383 7,875,932
Jazz Pharmaceuticals PLC
(a)
.................. 89,239 11,062,959
Johnson & Johnson ........................ 519,003 85,905,376
Ligand Pharmaceuticals, Inc.
(a)
................. 22,879 1,649,576
Merck & Co., Inc. .......................... 151,501 17,481,700
Organon & Co. ........................... 355,622 7,400,494
Pacira BioSciences, Inc.
(a)
.................... 64,120 2,569,288
Perrigo Co. PLC .......................... 188,679 6,405,652
Security Shares Value
a
Pharmaceuticals (continued)
Pfizer, Inc. .............................. 423,103 $ 15,519,418
Phibro Animal Health Corp. , Class A ............. 28,357 388,491
Pliant Therapeutics, Inc.
(a) (b)
................... 61,005 1,105,411
Prestige Consumer Healthcare, Inc.
(a)
............ 69,284 4,117,548
Reata Pharmaceuticals, Inc. , Class A
(a) (b)
.......... 40,511 4,130,502
Revance Therapeutics, Inc.
(a)
.................. 117,173 2,965,649
Royalty Pharma PLC , Class A ................. 486,963 14,969,243
Theravance Biopharma, Inc.
(a)
................. 69,302 717,276
Ventyx Biosciences, Inc.
(a)
.................... 40,085 1,314,788
Viatris, Inc. .............................. 1,671,754 16,684,105
Zoetis, Inc. , Class A ........................ 100,590 17,322,604
362,255,519
a
Total Long-Term  Investments — 99.7%
(Cost: $ 376,753,447 ) ................................ 375,232,811
a
Short-Term Securities
Money Market Funds  —  4 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 15,698,516 15,701,655
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 740,497 740,497
a
Total Short-Term Securities — 4.4%
(Cost: $ 16,437,837 ) ................................. 16,442,152
Total Investments — 104.1%
(Cost: $ 393,191,284 ) ................................ 391,674,963
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (15,547,705)
Net Assets — 100.0% ................................. $ 376,127,258
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,869,513  $ —  $ (3,163,721)
(a)
$ (3,287) $ (850) $ 15,701,655  15,698,516  $ 27,452
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... —  740,497
(a)
—  —  —  740,497  740,497  6,362  —
$ (3,287) $ (850)
$ 16,442,152
$ 33,814  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Pharmaceuticals ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 6 09/15/23 $ 812 $ 12,039
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 375,232,811  $ —  $ —  $ 375,232,811
Short-Term Securities
Money Market Funds ...................................... 16,442,152  —  —  16,442,152
$ 391,674,963  $ —  $ —  $ 391,674,963
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,039  $ —  $ —  $ 12,039
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.